Major maintenance provision (Tables)	12 Months Ended
Dec. 31, 2020
Major maintenance provision.
Schedule of composition and changes of major maintenance provision

	December 31,							December 31, 2020
	2019		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	953,896	Ps.	467,793	(1)	Ps.	(103,704)	Ps.	443,570	Ps.	874,415

	December 31,							December 31, 2019
	2018		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	943,548	Ps.	315,481	(1)	Ps.	(305,133)	Ps.	151,554	Ps.	802,342

	December 31,							December 31, 2018
	2017		Additions			Disbursements		Short-term		Long-term
Major maintenance of concessioned assets	Ps.	857,624	Ps.	225,244	(1)	Ps.	(139,320)	Ps.	224,982	Ps.	718,566
(1)

Includes Ps. 75,262, Ps. 23,157 and Ps. (23,392), recognized as interest cost (income) in the consolidated statement of income and other comprehensive income, for the unwinding effect of the present value calculation as of December 31, 2020, 2019 and 2018, respectively.

The provision for major maintenance as of December 31, 2020 reflects the update of such provision as a result of the approval in November 2020 of the Master Development Program for the period 2021-2025 as indicated in Note 2.